NOTES PAYABLE, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES (Narrative) (Details) € in Millions, $ in Millions		1 Months Ended	12 Months Ended
	May 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)	Nov. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 01, 2016 USD ($)
Debt Instrument [Line Items]
Loss on early extinguishment of debt			$ (54)	$ 0	$ 0
Proceeds from issuance of long-term debt			1,999	0	30
Committed Credit		$ 12,137	12,137
Outstanding letters of credit		400	400
DCC Transaction
Debt Instrument [Line Items]
Loss on early extinguishment of debt					15
Long-Term Debt									$ 4,672
Primary Beneficiary
Debt Instrument [Line Items]
Repayment of long-term debt				119	128
Proceeds from issuance of long-term debt					28
Tax-exempt bonds, varying maturities through 2038 | Sundry Income (Expense), Net
Debt Instrument [Line Items]
Loss on early extinguishment of debt			(6)
5.7% Notes Due 2018 | Promissory notes and debentures
Debt Instrument [Line Items]
Principal amount redeemed		$ 333	$ 333
Stated interest rate		5.70%	5.70%			5.70%
Long Term Debt Repayment - Variable Interest Entity
Debt Instrument [Line Items]
Repayments of Debt			$ 138
Tax-exempt Bonds, varying maturities through 2038
Debt Instrument [Line Items]
Repayments of Debt			343
InterNotes redeemed
Debt Instrument [Line Items]
Repayments of Notes Payable			$ 91
InterNotes redeemed | Promissory notes and debentures
Debt Instrument [Line Items]
Principal amount redeemed					52
Senior Unsecured Notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount on Issuance							$ 2,000
Senior Unsecured Notes, 5 .55%, Due 2048
Debt Instrument [Line Items]
Stated interest rate							5.55%
Debt Instrument, Face Amount on Issuance							$ 900
Senior Unsecured Notes, 4.80%, Due 2028
Debt Instrument [Line Items]
Stated interest rate							4.80%
Debt Instrument, Face Amount on Issuance							$ 600
Senior Unsecured Notes, 4.55%, Due 2025
Debt Instrument [Line Items]
Stated interest rate							4.55%
Debt Instrument, Face Amount on Issuance							$ 500
8.55% Notes Retired
Debt Instrument [Line Items]
Stated interest rate		8.55%	8.55%			8.55%
Repayments of Notes Payable		$ 2,100
8.55% Notes Retired | Impact to Sundry income (expense)
Debt Instrument [Line Items]
Loss on early extinguishment of debt		$ (48)
6.0% Notes Due 2017 | Promissory notes and debentures
Debt Instrument [Line Items]
Principal amount redeemed				$ 436
Stated interest rate				6.00%
Redemption of Internotes | Promissory notes and debentures
Debt Instrument [Line Items]
Principal amount redeemed				$ 32
2.5% due February 15, 2016 | Promissory notes and debentures
Debt Instrument [Line Items]
Principal amount redeemed					$ 349
Stated interest rate					2.50%
Accounts Receivable Securitization Facility, European Facility | Secured Debt
Debt Instrument [Line Items]
Committed Credit | €						€ 400
DCC Term Loan Facility | Bilateral Revolving Credit Facility
Debt Instrument [Line Items]
Proceeds from Lines of Credit	$ 4,500
Accounts Receivable Securitization Facility, North American Facility | Secured Debt
Debt Instrument [Line Items]
Committed Credit								$ 800